LEASES	12 Months Ended
Jul. 31, 2021
Leases [Abstract]
LEASES	LEASES
The Company has operating and finance leases for office space, office equipment, warehouse space and automobiles. The leases have remaining terms of up to 6 years, some of which include options to purchase, extend or terminate the leases, and management has assessed such terms when determining the lease term for accounting purposes. The Company's current lease arrangements expire through 2027.

The Company's leases do not include any residual value guarantees, and therefore none were considered in the calculation of the operating ROU and operating lease liability balances. The Company has leases that contain variable payments, most commonly in the form of common area maintenance charges, which are based on actual costs incurred. These variable payments were excluded from the calculation of the operating ROU asset and operating lease liability balances since they are not fixed or in-substance fixed payments.

For leases with terms greater than 12 months, the Company records the related operating ROU assets and operating lease liabilities at the present value of lease payments over the lease terms. For leases with an initial term of 12 months or less (with purchase options or extension options that are not reasonably certain to be exercised), the Company does not record them on the balance sheet, but instead recognizes lease expense on a straight-line basis over the terms of the leases.

Lease Expense

The components of the Company's lease expense are presented below:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating lease cost	$10,555	$10,792
Short-term lease expense	1,627	1,934
Variable lease cost	28	68
Amortization of finance lease assets	—	38
Interest on finance lease liabilities	6	11
	$12,216	$12,843

Lease Commitments

The Company's future minimum lease payments required under operating and finance leases that have commenced as of July 31, 2021 were as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$9,642	$6
2023	4,215	76
2024	1,657	38
2025	1,384	—
2026	1,282	—
Thereafter	390	—
Total lease payments	18,570	120
Less: imputed interest	332	9
Present value of lease payments	18,238	111
Less: current lease obligations	9,557	73
Long-term lease obligations	$8,681	$38

In order to calculate the operating ROU asset and operating lease liability for a lease, a lessee is required to apply a discount rate equal to the rate implicit in the lease whenever that rate is readily determinable. The Company's lease agreements generally do not provide a readily determinable implicit rate, nor is the rate available to the Company from its lessors and, therefore, the Company determines an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar lease term to obtain an asset of similar value.

Additional Lease Information

Additional information related to the Company's leases as of July 31, 2021 was as follows:

Weighted average remaining lease term:
Operating leases	2.9	years
Finance leases	1.4	years

Weighted average discount rate:
Operating leases		3.0%
Finance leases		3.9%

Supplemental Cash Flow Information

Supplemental cash flow information related to the cash paid for amounts included in measurement of lease liabilities during the fiscal year ended July 31, 2021 and 2020 was as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating cash flows from operating leases	$10,705	$10,427
Operating cash flows from finance leases	$6	$9
Financing cash flows from finance leases	$70	$100

LEASES	LEASES
The Company has operating and finance leases for office space, office equipment, warehouse space and automobiles. The leases have remaining terms of up to 6 years, some of which include options to purchase, extend or terminate the leases, and management has assessed such terms when determining the lease term for accounting purposes. The Company's current lease arrangements expire through 2027.

The Company's leases do not include any residual value guarantees, and therefore none were considered in the calculation of the operating ROU and operating lease liability balances. The Company has leases that contain variable payments, most commonly in the form of common area maintenance charges, which are based on actual costs incurred. These variable payments were excluded from the calculation of the operating ROU asset and operating lease liability balances since they are not fixed or in-substance fixed payments.

For leases with terms greater than 12 months, the Company records the related operating ROU assets and operating lease liabilities at the present value of lease payments over the lease terms. For leases with an initial term of 12 months or less (with purchase options or extension options that are not reasonably certain to be exercised), the Company does not record them on the balance sheet, but instead recognizes lease expense on a straight-line basis over the terms of the leases.

Lease Expense

The components of the Company's lease expense are presented below:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating lease cost	$10,555	$10,792
Short-term lease expense	1,627	1,934
Variable lease cost	28	68
Amortization of finance lease assets	—	38
Interest on finance lease liabilities	6	11
	$12,216	$12,843

Lease Commitments

The Company's future minimum lease payments required under operating and finance leases that have commenced as of July 31, 2021 were as follows:

	Operating Leases	Finance Leases
	(In thousands)
2022	$9,642	$6
2023	4,215	76
2024	1,657	38
2025	1,384	—
2026	1,282	—
Thereafter	390	—
Total lease payments	18,570	120
Less: imputed interest	332	9
Present value of lease payments	18,238	111
Less: current lease obligations	9,557	73
Long-term lease obligations	$8,681	$38

In order to calculate the operating ROU asset and operating lease liability for a lease, a lessee is required to apply a discount rate equal to the rate implicit in the lease whenever that rate is readily determinable. The Company's lease agreements generally do not provide a readily determinable implicit rate, nor is the rate available to the Company from its lessors and, therefore, the Company determines an incremental borrowing rate to determine the present value of the lease payments. The incremental borrowing rate represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar lease term to obtain an asset of similar value.

Additional Lease Information

Additional information related to the Company's leases as of July 31, 2021 was as follows:

Weighted average remaining lease term:
Operating leases	2.9	years
Finance leases	1.4	years

Weighted average discount rate:
Operating leases		3.0%
Finance leases		3.9%

Supplemental Cash Flow Information

Supplemental cash flow information related to the cash paid for amounts included in measurement of lease liabilities during the fiscal year ended July 31, 2021 and 2020 was as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Operating cash flows from operating leases	$10,705	$10,427
Operating cash flows from finance leases	$6	$9
Financing cash flows from finance leases	$70	$100